Debt (7.5% Senior Notes and 4.25% Convertible Senior Notes) (Details) (USD $)	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 02, 2012 7.5% Senior Notes	Dec. 31, 2012 7.5% Senior Notes	Aug. 14, 2016 4.25% Convertible Senior Notes	Dec. 31, 2012 4.25% Convertible Senior Notes		Dec. 31, 2011 4.25% Convertible Senior Notes		Dec. 31, 2010 4.25% Convertible Senior Notes	Sep. 30, 2012 4.25% Convertible Senior Notes
Debt Instrument
Stated interest rate on debt instrument					7.50%		4.25%		4.25%		4.25%
7.5% senior notes, callable amount				101.25%
Face amount of convertible notes							$ 200,000,000		$ 200,000,000
Number of shares to be issued per $1,000 of 4.25% convertible note						44.5524
Principal amount of note to be considered under conversion rate						1,000
Conversion price (in usd per share)	$ 22.45	$ 22.45	$ 22.45									$ 22.45
Effective interest rate												12.50%
Unamortized discount							(46,918,000)		(56,633,000)
Net carrying amount of debt component							153,082,000	[1]	143,367,000	[1]
Equity component							84,904,000		84,904,000
Issuance costs and income taxes							(3,210,000)		(3,210,000)
Equity component, net of issuance costs and income taxes							81,694,000		81,694,000
4.25% coupon interest							8,500,000		8,500,000		8,500,000
Amortization of deferred financing fees							469,000		469,000		469,000
Amortization of discount on the debt component	9,715,000	8,606,000	7,623,000				9,715,000		8,606,000		7,623,000
Interest expense related to convertible notes							$ 18,684,000		$ 17,575,000		$ 16,592,000

[1]	The fair value of the parent company debt is based on observable inputs, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs (Level 2). See also Note 12 for discussion of fair value.